Aug. 01, 2016

RIDGEWORTH FUNDS

Supplement dated March 3, 2017 to the

Prospectus dated August 1, 2016

Silvant Large Cap Growth Stock Fund

The information in this supplement updates information in, and should be read in conjunction with, the Prospectus.

•	The following is added to the section entitled “Principal Investment Strategies” for the Silvant Large Cap Growth Stock Fund beginning on page 10 of the Prospectus:

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.